Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	Years ended June 30,
	2019	2020	2020
	RMB	RMB	US$

Cash and cash equivalent	378,445	285,924	40,470
Restricted cash	51,823	2,970	420
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	430,268	288,894	40,890